UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Hedged Equity & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2013

Ticker | **HEQ**

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Common Stocks 95.8%		$250,037,799

(Cost $213,059,848)

Consumer Discretionary 14.6%		38,214,658

Auto Components 0.4%
Allison Transmission Holdings, Inc.	6,490	162,575
Delphi Automotive PLC	7,400	432,308
Tenneco, Inc. (I)	5,365	270,933
The Goodyear Tire & Rubber Company (I)	12,500	280,625

Automobiles 0.1%
Ford Motor Company	11,123	187,645

Diversified Consumer Services 0.5%
Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	404,073
Matthews International Corp., Class A	13,410	510,653
Service Corp. International	14,200	264,404

Hotels, Restaurants & Leisure 2.2%
Bloomin' Brands, Inc. (I)	13,010	307,166
Buffalo Wild Wings, Inc. (I)	2,074	230,670
Burger King Worldwide, Inc.	13,557	264,633
CEC Entertainment, Inc.	15,680	719,085
Chipotle Mexican Grill, Inc. (I)	713	305,663
Galaxy Entertainment Group, Ltd. (I)	18,500	130,103
Life Time Fitness, Inc. (I)	4,460	229,556
McDonald's Corp.	22,074	2,123,740
Melco Crown Entertainment, Ltd., ADR (I)	11,180	355,859
Sands China, Ltd.	26,800	166,179
Starbucks Corp.	2,650	203,971
Starwood Hotels & Resorts Worldwide, Inc.	3,093	205,530
Wyndham Worldwide Corp.	7,338	447,398
Wynn Resorts, Ltd.	864	136,521

Household Durables 1.0%
Harman International Industries, Inc.	3,480	230,480
Helen of Troy, Ltd. (I)	8,050	355,810
Jarden Corp. (I)	2,700	130,680
Lennar Corp., Class A	6,407	226,808
Newell Rubbermaid, Inc.	27,000	742,500
PulteGroup, Inc.	29,367	484,556
Sony Corp.	5,000	107,135
Whirlpool Corp.	2,320	339,741

Internet & Catalog Retail 1.2%
Amazon.com, Inc. (C)(I)	3,038	949,800
HomeAway, Inc. (I)	10,134	283,752
Netflix, Inc. (I)	510	157,697
priceline.com, Inc. (I)	938	948,271
Rakuten, Inc.	13,300	202,100
TripAdvisor, Inc. (I)	6,114	463,686

Leisure Equipment & Products 0.9%
Mattel, Inc. (C)	56,477	2,364,127

Media 2.2%
Comcast Corp., Class A	7,567	341,650
IMAX Corp. (I)	4,900	148,176
Omnicom Group, Inc.	36,862	2,338,525
Scripps Networks Interactive, Inc., Class A	1,670	130,444
Sirius XM Radio, Inc.	50,376	194,955

1

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

The Interpublic Group of Companies, Inc.	17,600	$302,368
The Walt Disney Company	5,915	381,458
Time Warner Cable, Inc.	5,135	573,066
Twenty-First Century Fox, Inc., Class A	6,709	224,752
WPP PLC	53,295	1,097,170

Multiline Retail 0.5%
Dollar Tree, Inc. (I)	3,030	173,195
Fred's, Inc., Class A	32,540	509,251
J Front Retailing Company, Ltd.	10,500	85,335
Marks & Spencer Group PLC	25,917	208,417
Nordstrom, Inc.	6,500	365,300

Specialty Retail 4.5%
Advance Auto Parts, Inc.	8,040	664,747
Ascena Retail Group, Inc. (C)(I)	31,440	626,599
Cabela's, Inc. (I)	1,520	95,806
Dick's Sporting Goods, Inc.	7,450	397,681
DSW, Inc., Class A	5,841	498,354
Five Below, Inc. (I)	1,419	62,081
Francesca's Holdings Corp. (I)	6,760	126,006
GNC Holdings, Inc., Class A	5,800	316,854
Lowe's Companies, Inc. (C)	110,576	5,264,523
Lumber Liquidators Holdings, Inc. (I)	1,475	157,309
O'Reilly Automotive, Inc. (I)	2,494	318,209
PetSmart, Inc.	2,018	153,893
Pier 1 Imports, Inc.	11,500	224,480
Ross Stores, Inc.	6,000	436,800
Stage Stores, Inc.	18,310	351,552
The Buckle, Inc.	2,077	112,262
The Cato Corp., Class A	23,550	658,929
The Gap, Inc.	9,477	381,734
The Home Depot, Inc.	6,257	474,593
The Men's Wearhouse, Inc.	9,000	306,450
TJX Companies, Inc.	4,153	234,188

Textiles, Apparel & Luxury Goods 1.1%
Fifth & Pacific Companies, Inc. (I)	5,400	135,702
Hanesbrands, Inc.	5,400	336,474
Lululemon Athletica, Inc. (I)	13,071	955,359
Michael Kors Holdings, Ltd. (I)	8,360	622,987
NIKE, Inc., Class B	2,566	186,394
PVH Corp.	2,270	269,426
Ralph Lauren Corp.	2,700	444,771

Consumer Staples 5.4%		14,186,668

Beverages 1.7%
Anheuser-Busch InBev NV, ADR	27,148	2,693,082
Diageo PLC	49,738	1,580,506
Monster Beverage Corp. (I)	5,060	264,385

Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	6,470	475,545
Costco Wholesale Corp.	2,249	258,905
CVS Caremark Corp.	3,014	171,045
Seven & I Holdings Company, Ltd.	5,000	183,145
Wal-Mart Stores, Inc.	3,329	246,213
Walgreen Company	7,890	424,482

2

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Whole Foods Market, Inc.	5,870	$343,395

Food Products 2.2%
Ebro Foods SA	24,748	559,121
Green Mountain Coffee Roasters, Inc. (I)	7,030	529,570
Ingredion, Inc.	5,300	350,701
Kernel Holding SA (I)	24,773	391,023
Kraft Foods Group, Inc.	36,205	1,898,590
Maple Leaf Foods, Inc.	25,600	328,559
Post Holdings, Inc. (I)	6,060	244,642
Unilever NV - NY Shares	32,890	1,240,611
WhiteWave Foods Company, Class A (I)	14,928	298,112

Personal Products 0.1%
Coty, Inc., Class A	15,309	248,159

Tobacco 0.6%
Philip Morris International, Inc.	16,825	1,456,877

Energy 7.3%		19,055,681

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	11,100	545,010
Era Group, Inc. (I)	12,150	330,237
Helmerich & Payne, Inc.	2,680	184,786
National Oilwell Varco, Inc.	6,875	537,006
Oceaneering International, Inc.	2,790	226,660
Patterson-UTI Energy, Inc.	6,908	147,693
Schlumberger, Ltd.	6,310	557,552
SEACOR Holdings, Inc.	5,170	467,575
Transocean, Ltd.	2,470	109,915
Trican Well Service, Ltd.	53,230	723,996

Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp. (C)	19,321	1,796,660
BG Group PLC	111,228	2,126,273
BP PLC, ADR	38,069	1,600,040
Cabot Oil & Gas Corp.	7,730	288,484
Chevron Corp.	17,555	2,132,933
Cobalt International Energy, Inc. (I)	4,980	123,803
Diamondback Energy, Inc. (I)	9,250	394,420
EOG Resources, Inc.	3,205	542,542
Exxon Mobil Corp. (C)	13,400	1,152,936
Halcon Resources Corp. (I)	14,912	66,060
Occidental Petroleum Corp.	9,990	934,465
Pioneer Natural Resources Company	2,394	451,987
Royal Dutch Shell PLC, Class B, ADR	9,825	676,451
Scorpio Tankers, Inc.	71,570	698,523
Suncor Energy, Inc.	46,300	1,656,614
Valero Energy Corp.	9,888	337,675
Whiting Petroleum Corp. (I)	4,100	245,385

Financials 14.6%		38,135,848

Capital Markets 2.7%
Ameriprise Financial, Inc.	3,500	318,780
Ares Capital Corp.	59,860	1,034,979
BlackRock, Inc. (C)	15,995	4,328,553
Daiwa Securities Group, Inc.	8,000	72,186
Invesco, Ltd.	12,575	401,143

3

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Financials (continued)

LPL Financial Holdings, Inc.	12,600	$482,706
Northern Trust Corp.	7,400	402,486
Schroders PLC	2,725	113,648

Commercial Banks 4.4%
BankUnited, Inc.	13,700	427,303
Credit Agricole SA (I)	11,083	122,302
First Midwest Bancorp, Inc.	32,160	485,938
First Niagara Financial Group, Inc.	34,020	352,787
Hancock Holding Company	9,580	300,620
International Bancshares Corp.	22,710	491,217
M&T Bank Corp.	3,320	371,574
MB Financial, Inc.	13,050	368,532
Mitsubishi UFJ Financial Group	29,100	186,672
Mizuho Financial Group, Inc.	67,600	147,143
PNC Financial Services Group, Inc. (C)	45,515	3,297,562
Societe Generale SA	2,470	123,184
The Bank of Yokohama, Ltd.	15,000	85,892
Webster Financial Corp.	21,450	547,619
Wells Fargo & Company (C)	95,847	3,960,398
Westamerica Bancorp.	2,840	141,262

Consumer Finance 0.1%
American Express Company	3,811	287,807

Diversified Financial Services 1.6%
Bank of America Corp.	19,512	269,266
IntercontinentalExchange, Inc. (C)(I)	6,286	1,140,406
Japan Exchange Group, Inc.	8,250	183,473
JPMorgan Chase & Company (C)	47,396	2,449,899
ORIX Corp.	2,500	40,917

Insurance 3.5%
ACE, Ltd.	15,135	1,416,031
Alleghany Corp. (C)(I)	1,510	618,572
American International Group, Inc.	3,900	189,657
Aon PLC	4,040	300,738
Argo Group International Holdings, Ltd.	6,500	278,720
Assured Guaranty, Ltd.	15,990	299,813
Marsh & McLennan Companies, Inc.	52,355	2,280,060
MS&AD Insurance Group Holdings	5,350	140,197
Platinum Underwriters Holdings, Ltd.	5,670	338,669
Primerica, Inc.	13,960	563,146
Reinsurance Group of America, Inc.	12,480	836,035
T&D Holdings, Inc.	8,600	106,847
The Hanover Insurance Group, Inc.	4,900	271,068
The Progressive Corp.	8,900	242,347
Tokio Marine Holdings, Inc.	5,700	186,990
Unum Group	16,500	502,260
White Mountains Insurance Group, Ltd.	660	374,629
XL Group PLC	9,350	288,167

Real Estate Investment Trusts 1.8%
Blackstone Mortgage Trust, Inc., Class A	24,500	617,155
British Land Company PLC	26,801	250,918
Campus Crest Communities, Inc.	37,930	409,644
Corrections Corp. of America	12,522	432,635
DiamondRock Hospitality Company	25,780	275,073
Education Realty Trust, Inc.	29,000	263,900

4

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Financials (continued)

Equity Lifestyle Properties, Inc.	6,600	$225,522
Hatteras Financial Corp.	14,700	275,037
Host Hotels & Resorts, Inc.	18,384	324,845
Mid-America Apartment Communities, Inc.	5,550	346,875
Summit Hotel Properties, Inc.	34,480	316,871
Two Harbors Investment Corp.	14,200	137,882
Weyerhaeuser Company	25,500	730,065

Real Estate Management & Development 0.2%
Deutsche Annington Immobilien SE (I)	8,061	207,206
Hulic Company, Ltd. (I)	13,100	197,140
Mitsui Fudosan Company, Ltd.	7,400	250,115

Thrifts & Mortgage Finance 0.3%
Northwest Bancshares, Inc.	36,820	486,760
Ocwen Financial Corp. (I)	3,909	218,005

Health Care 15.6%		40,720,007

Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. (I)	470	54,595
Alkermes PLC (I)	3,070	103,213
Amgen, Inc.	8,089	905,483
Biogen Idec, Inc. (I)	4,694	1,130,127
BioMarin Pharmaceutical, Inc. (I)	770	55,609
Celgene Corp. (I)	8,403	1,293,474
Cubist Pharmaceuticals, Inc. (I)	6,300	400,365
Gilead Sciences, Inc. (I)	31,700	1,992,028
Incyte Corp. (I)	3,670	140,011
Isis Pharmaceuticals, Inc. (I)	1,800	67,572
Medivation, Inc. (I)	3,440	206,194
Pharmacyclics, Inc. (I)	3,440	476,165
Regeneron Pharmaceuticals, Inc. (I)	4,910	1,536,192
Seattle Genetics, Inc. (I)	5,800	254,214
Theravance, Inc. (I)	2,400	98,136
United Therapeutics Corp. (I)	500	39,425
Vertex Pharmaceuticals, Inc. (I)	7,800	591,396

Health Care Equipment & Supplies 1.7%
Becton, Dickinson and Company	1,472	147,229
Boston Scientific Corp. (I)	18,200	213,668
C.R. Bard, Inc.	1,457	167,846
Covidien PLC	4,600	280,324
DexCom, Inc. (I)	8,062	227,590
HeartWare International, Inc. (I)	1,170	85,656
Hologic, Inc. (C)(I)	14,986	309,461
Medtronic, Inc. (C)	36,612	1,949,589
Mindray Medical International, Ltd., ADR	2,650	103,059
STERIS Corp.	8,510	365,590
Zimmer Holdings, Inc.	6,469	531,364

Health Care Providers & Services 2.2%
Aetna, Inc.	8,694	556,590
AmerisourceBergen Corp.	4,800	293,280
Amsurg Corp. (I)	11,900	472,430
Cardinal Health, Inc. (C)	51,164	2,668,203
Catamaran Corp. (I)	8,260	379,547
Envision Healthcare Holdings, Inc. (I)	1,600	41,648
Express Scripts Holding Company (I)	3,208	198,190

5

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Health Care (continued)

HCA Holdings, Inc.	4,720	$201,780
Humana, Inc.	2,200	205,326
McKesson Corp.	1,965	252,110
Team Health Holdings, Inc. (I)	5,400	204,876
Universal Health Services, Inc., Class B	3,600	269,964

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (I)	27,320	406,248

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	6,300	322,875
Bruker Corp. (I)	2,808	57,985
Charles River Laboratories International, Inc. (I)	16,760	775,318
Covance, Inc. (I)	3,700	319,902
ICON PLC (I)	12,490	511,216
Illumina, Inc. (I)	2,370	191,567

Pharmaceuticals 7.1%
Actavis PLC (I)	3,245	467,280
Almirall SA	44,285	562,085
AstraZeneca PLC	5,317	276,328
Bristol-Myers Squibb Company	40,917	1,893,639
Daiichi Sankyo Company, Ltd.	23,700	430,014
Eli Lilly & Company	10,826	544,873
Hisamitsu Pharmaceutical Company, Inc.	1,300	72,678
Jazz Pharmaceuticals PLC (I)	7,200	662,184
Johnson & Johnson	42,996	3,727,323
Merck & Company, Inc.	97,479	4,640,975
Mylan, Inc. (I)	8,000	305,360
Roche Holdings AG	11,910	3,212,814
Salix Pharmaceuticals, Ltd. (I)	2,860	191,277
Teva Pharmaceutical Industries, Ltd., ADR	42,193	1,594,052
ViroPharma, Inc. (I)	2,150	84,495

Industrials 12.7%		33,221,113

Aerospace & Defense 3.1%
BAE Systems PLC	43,946	323,155
Cubic Corp.	8,930	479,362
Honeywell International, Inc.	3,747	311,151
Lockheed Martin Corp.	12,624	1,610,191
Northrop Grumman Corp. (C)	16,906	1,610,466
Rolls-Royce Holdings PLC	10,257	184,849
Safran SA	4,902	302,072
Thales SA	3,088	169,723
The Boeing Company	8,387	985,473
United Technologies Corp.	20,264	2,184,864

Air Freight & Logistics 1.8%
Atlas Air Worldwide Holdings, Inc. (I)	9,450	435,740
FedEx Corp.	3,600	410,796
United Parcel Service, Inc., Class B	37,975	3,469,776
UTi Worldwide, Inc.	21,020	317,612

Airlines 0.2%
Delta Air Lines, Inc.	9,500	224,105
Spirit Airlines, Inc. (I)	6,550	224,469

Building Products 0.3%
Armstrong World Industries, Inc. (I)	6,657	365,869

6

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Industrials (continued)

Daikin Industries, Ltd.	950	$50,497
Owens Corning, Inc. (I)	8,608	326,932

Commercial Services & Supplies 1.0%
ACCO Brands Corp. (I)	59,080	392,291
G&K Services, Inc., Class A	12,310	743,401
Platform Acquisition Holdings, Ltd. (I)	21,120	225,139
The ADT Corp.	9,037	367,444
Tyco International, Ltd.	2,648	92,627
United Stationers, Inc.	19,260	837,810

Electrical Equipment 1.3%
Acuity Brands, Inc.	3,210	295,384
Eaton Corp. PLC	32,885	2,263,803
General Cable Corp.	11,000	349,250
Hubbell, Inc., Class B	1,570	164,442
Mitsubishi Electric Corp.	18,800	198,446
Polypore International, Inc. (I)	3,358	137,577
Rockwell Automation, Inc.	294	31,440

Industrial Conglomerates 1.4%
3M Company	17,965	2,145,201
Carlisle Companies, Inc.	9,460	664,943
Danaher Corp.	12,639	876,135

Machinery 2.4%
Albany International Corp., Class A	19,010	681,889
CNH Industrial NV (I)	60,902	781,070
Dover Corp.	6,750	606,353
ESCO Technologies, Inc.	11,380	378,157
Flowserve Corp.	10,220	637,626
Illinois Tool Works, Inc.	1,492	113,795
Makita Corp.	1,280	74,474
Mueller Industries, Inc.	11,290	628,514
Parker Hannifin Corp.	2,511	272,996
Pentair, Ltd.	6,700	435,098
SMC Corp.	560	133,680
Stanley Black & Decker, Inc.	14,100	1,277,037
WABCO Holdings, Inc. (I)	2,130	179,474

Professional Services 0.4%
IHS, Inc., Class A (I)	2,620	299,152
Nielsen Holdings NV	7,170	261,347
Towers Watson & Company, Class A	3,780	404,309

Road & Rail 0.1%
Hertz Global Holdings, Inc. (I)	17,384	385,229

Trading Companies & Distributors 0.7%
GATX Corp.	11,840	562,637
HD Supply Holdings, Inc. (I)	14,050	308,679
Rexel SA	29,069	740,098
WESCO International, Inc. (I)	3,751	287,064

Information Technology 19.2%		50,024,718

Communications Equipment 2.0%
Cisco Systems, Inc. (C)	207,054	4,849,205
Juniper Networks, Inc. (I)	15,442	306,678
QUALCOMM, Inc.	1,529	102,993

7

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Information Technology (continued)

Computers & Peripherals 3.0%
3D Systems Corp. (I)	2,840	$153,332
Apple, Inc. (C)	3,490	1,663,858
Diebold, Inc.	17,080	501,469
EMC Corp. (C)	113,459	2,900,012
NetApp, Inc.	29,778	1,269,138
QLogic Corp. (I)	2,815	30,796
SanDisk Corp.	16,155	961,384
Stratasys, Ltd. (I)	1,350	136,701
Western Digital Corp.	2,381	150,955

Electronic Equipment, Instruments & Components 1.2%
Avnet, Inc.	19,000	792,490
Belden, Inc.	18,630	1,193,252
Coherent, Inc.	5,280	324,456
Hirose Electric Company, Ltd.	300	46,207
MTS Systems Corp.	4,750	305,663
ScanSource, Inc. (I)	11,200	387,520

Internet Software & Services 3.3%
Akamai Technologies, Inc. (I)	12,025	621,693
Angie's List, Inc. (I)	13,973	314,393
Cornerstone OnDemand, Inc. (I)	400	20,576
Dropbox, Inc. (I)(R)	8,162	93,863
eBay, Inc. (I)	19,923	1,111,504
Facebook, Inc., Class A (I)	27,522	1,382,705
Google, Inc., Class A (I)	1,374	1,203,500
IAC/InterActiveCorp	9,310	508,978
LinkedIn Corp., Class A (C)(I)	5,219	1,284,187
MercadoLibre, Inc.	1,100	148,401
OpenTable, Inc. (I)	1,285	89,924
Trulia, Inc. (I)	8,360	393,171
United Internet AG	2,883	109,251
Yahoo!, Inc. (I)	33,848	1,122,400
Youku.com, Inc., ADR (I)	3,300	90,420

IT Services 1.8%
Alliance Data Systems Corp. (I)	815	172,348
Automatic Data Processing, Inc.	15,499	1,121,818
Booz Allen Hamilton Holding Corp.	7,000	135,240
Cap Gemini SA	4,311	256,580
Cognizant Technology Solutions Corp., Class A (I)	8,117	666,568
Forrester Research, Inc.	14,010	515,008
MAXIMUS, Inc.	8,090	364,374
Nomura Research Institute, Ltd.	3,300	114,952
Otsuka Corp.	750	95,847
Paychex, Inc.	3,581	145,532
Teradata Corp. (I)	14,939	828,218
Visa, Inc., Class A	1,903	363,663

Office Electronics 0.1%
Zebra Technologies Corp., Class A (I)	7,350	334,646

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	12,011	446,329
Analog Devices, Inc.	42,665	2,007,388
Avago Technologies, Ltd.	13,100	564,872
Broadcom Corp., Class A	6,344	165,007
Intel Corp.	46,980	1,076,782

8

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Information Technology (continued)

KLA-Tencor Corp.	2,300	$139,955
Maxim Integrated Products, Inc.	34,050	1,014,690
Microchip Technology, Inc.	5,432	218,855
NXP Semiconductor NV (I)	10,730	399,263
Xilinx, Inc.	7,565	354,496

Software 5.3%
Activision Blizzard, Inc.	49,760	829,499
Adobe Systems, Inc. (I)	3,180	165,169
Autodesk, Inc. (I)	12,490	514,213
Cadence Design Systems, Inc. (I)	26,890	363,015
Check Point Software Technologies, Ltd. (I)	5,572	315,152
Concur Technologies, Inc. (I)	3,269	361,225
FleetMatics Group PLC (I)	4,100	153,955
Forgame Holdings, Ltd. (I)	1,000	6,576
Imperva, Inc. (I)	3,628	152,449
Informatica Corp. (I)	6,212	242,082
Intuit, Inc.	1,270	84,214
MICROS Systems, Inc. (I)	11,890	593,787
Microsoft Corp.	157,182	5,235,732
NetSuite, Inc. (I)	3,881	418,915
Oracle Corp. (C)	87,484	2,901,844
Red Hat, Inc. (I)	5,070	233,930
Salesforce.com, Inc. (I)	2,207	114,565
ServiceNow, Inc. (I)	7,940	412,483
Splunk, Inc. (I)	337	20,233
Symantec Corp.	13,200	326,700
Verint Systems, Inc. (I)	9,060	335,764
Workday, Inc., Class A (I)	2,097	169,710

Materials 3.7%		9,531,683

Chemicals 2.3%
Asahi Kasei Corp.	6,300	47,603
Cabot Corp.	7,100	303,241
Innospec, Inc.	9,740	454,468
Koppers Holdings, Inc.	7,020	299,403
Methanex Corp.	7,900	405,033
Monsanto Company	1,999	208,636
Praxair, Inc.	18,027	2,167,026
Sensient Technologies Corp.	7,570	362,527
The Dow Chemical Company	28,045	1,076,928
The Sherwin-Williams Company	3,002	546,904

Containers & Packaging 0.5%
Aptargroup, Inc. (C)	5,410	325,303
Ball Corp.	6,000	269,280
Greif, Inc., Class A	5,230	256,427
MeadWestvaco Corp.	3,000	115,140
Rock-Tenn Company, Class A	3,122	316,165

Metals & Mining 0.0%
Allied Nevada Gold Corp. (I)	4,194	17,531

Paper & Forest Products 0.9%
Deltic Timber Corp.	6,430	418,850
International Paper Company	26,075	1,168,160
Louisiana-Pacific Corp. (I)	13,618	239,541
Norbord, Inc.	18,300	533,517

9

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

	Shares	Value

Telecommunication Services 0.7%		$1,850,396

Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	39,657	1,850,396

Utilities 2.0%		5,097,027

Electric Utilities 0.5%
Duke Energy Corp.	3,345	223,379
NRG Yield, Inc. (I)	17,100	517,959
UNS Energy Corp.	6,510	303,496
Westar Energy, Inc.	7,550	231,408

Gas Utilities 1.4%
Atmos Energy Corp.	7,360	313,462
New Jersey Resources Corp.	3,600	158,580
Snam SpA	95,563	484,291
The Laclede Group, Inc.	5,940	267,300
UGI Corp.	51,705	2,023,217
WGL Holdings, Inc.	5,390	230,207

Multi-Utilities 0.1%
PG&E Corp.	8,400	343,728

Preferred Securities 0.1%		$168,846

(Cost $168,846)

Consumer Discretionary 0.1%		168,846

Mobileye (I)(R)	4,838	168,846

Warrants 0.0%		$0

(Cost $219)

Industrials 0.0%		0

Platform Acquisition Holdings, Ltd. (Expiration Date: 7-31-20; Strike Price: $11.50) (I)	21,900	0

	Number of
	Contracts	Value
Purchased Options 1.7%		$4,442,800

(Cost $12,163,608)

Put Options 1.7%		4,442,800

Cognizant Technology Solutions Corp. (Expiration Date: 1-21-14; Strike Price: $70) (I)	40	5,800
S&P 500 Index (Expiration Date: 6-21-14; Strike Price: $1,400) (I)	1,700	4,437,000

	Par value	Value

Short-Term Investments 3.3%		$8,700,000

(Cost $8,700,000)

Repurchase Agreement 3.3%		8,700,000

Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-13 at
0.060% to be repurchased at $8,700,015 on 10-1-13, collateralized by $1,139,914 Federal Home Loan Mortgage Corp., 4.000% -
5.000% due 8-1-26 to 6-1-41 (valued at $1,254,092, including interest) and $6,910,984 Federal National Mortgage Association,
4.000% - 7.000% due 6-1-25 to 4-1-41 (valued at $7,619,908,
including interest)	$8,700,000	8,700,000

10

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Total investments (Cost $234,092,521)† 100.9%	$263,349,445

Other assets and liabilities, net (0.9%)	($2,269,660)

Total net assets 100.0%	$261,079,785

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral value at 9-30-13 was $39,732,274.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

					Value as a
			Beginning	Ending	percentage of
	Acquisition	Acquisition	share	share	fund's net	Value as of
Issuer, Description	date	cost	amount	amount	assets	9-30-13

Allstar Co-Invest Block	8-1-11	$240,553	236,300	236,300	0.15%	$404,073
Feeder, LLC
Dropbox, Inc.	5-1-12	$77,258	8,535	8,162	0.04%	$93,863
Sold: 373 shares
Mobileye	8-15-13	$168,846	—	4,838	0.06%	$168,846
Purchased: 4,838 shares

		$486,657				$666,782

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $235,269,749. Net unrealized appreciation aggregated $28,079,696, of which $37,899,568 related to appreciated investment securities and $9,819,872 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 9-30-13:

United States	83.8%
United Kingdom	3.3%
Switzerland	2.0%
Canada	1.8%
Ireland	1.6%
Japan	1.3%
Netherlands	1.2%
Belgium	1.0%
Israel	0.7%
France	0.7%
Other Countries	2.6%

Total	100.0%

11

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	9-30-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$38,214,658	$35,814,146	$1,996,439	$404,073
Consumer Staples	14,186,668	11,472,873	2,713,795	—
Energy	19,055,681	16,929,408	2,126,273	—
Financials	38,135,848	35,721,018	2,414,830	—
Health Care	40,720,007	36,166,088	4,553,919	—
Industrials	33,221,113	30,037,910	3,183,203	—
Information Technology	50,024,718	49,301,442	629,413	93,863
Materials	9,531,683	9,484,080	47,603	—
Telecommunication Services	1,850,396	1,850,396	—	—
Utilities	5,097,027	4,612,736	484,291	—
Preferred Securities
Consumer Discretionary	168,846	—	—	168,846
Purchased Options	4,442,800	4,442,800	—	—
Short-Term Investments	8,700,000	—	8,700,000	—

Total Investments in Securities	$263,349,445	$235,832,897	$26,849,766	$666,782
Other Financial Instruments
Forward Foreign Currency Contracts	($42,594)	—	($42,594)	—
Written Options	($3,035,500)	($3,035,500)	—	—

12

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Non-deliverable forwards and currency options are all regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

Certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund then OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Portfolio of investments.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is

13

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at September 30, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

				Royal Band of
USD	352,907	CAD	366,000	Scotland PLC	12-18-13	—	($1,738)	($1,738)
				Credit Suisse
USD	1,054,539	EUR	793,000	International	12-18-13	—	(18,479)	(18,479)
				Royal Band of
USD	1,054,398	EUR	793,000	Scotland PLC	12-18-13	—	(18,620)	(18,620)

USD	205,433	JPY	20,552,000	BNP Paribas SA	12-18-13	—	(3,757)	(3,757)

						—	($42,594)	($42,594)

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended September 30, 2013, the fund used purchased options to manage against anticipated changes in securities markets and generate income.

During the period ended September 30, 2013, the fund wrote options contracts (both puts and calls) to manage against anticipated changes in securities markets and to generate income. The following tables summarize the fund’s written options activities during the period ended September 30, 2013 and the contracts held at September 30, 2013.

14

John Hancock Hedged Equity & Income Fund
As of 9-30-13 (Unaudited)

			NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period			1,900		$11,204,253
Options written			12,000		19,249,394
Options closed			(11,400)		(22,060,144)
Options exercised			—		—
Options expired			—		—
Outstanding, end of period			2,500		$8,393,503

EXERCISE			NUMBER OF
OPTIONS	PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,710	Oct 2013	800	$1,088,667	($664,000)
			800	$1,088,667	($664,000)
PUTS
S&P 500 Index	$1,275	Jun 2014	1700	$7,304,836	($2,371,500)
Total			1,700	$7,304,836	($2,371,500)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q3 9/13
11/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 25, 2013